Business acquisitions and development projects (Details) $ in Thousands						1 Months Ended						12 Months Ended
	Jan. 01, 2022 USD ($)	Oct. 26, 2021 USD ($) MWac	Nov. 09, 2020 USD ($)	Oct. 17, 2020 USD ($)	Oct. 13, 2020 USD ($)	Apr. 30, 2021 USD ($) MWac	Jan. 31, 2021 USD ($)	Jan. 31, 2021 USD ($)	Jan. 31, 2021 USD ($) MWac	Jan. 31, 2021 USD ($) windProject	Jan. 31, 2021 USD ($) businessUnit	Dec. 31, 2021 USD ($)	Dec. 31, 2019 USD ($) MWac windProject	Mar. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)
Net assets acquired, net of cash and cash equivalents
Goodwill (note 6)												$ 1,201,244	$ 1,031,696		$ 1,208,390
Number of wind projects | windProject													3
Business combination, consideration transferred, liabilities incurred							$ 87,035
New York Water Company, Inc | Subsequent Event
Business Acquisition [Line Items]
Total purchase price	$ 608,000
Kentucky Power Company
Net assets acquired, net of cash and cash equivalents
Equity interest (percent)		50.00%
Wind power capacity (megawatt AC) | MWac		780
Business combination, termination fee		$ 65,000
Kentucky Power Transaction
Business Acquisition [Line Items]
Total purchase price		2,846,000
AEP Kentucky Transmission Company, Inc
Business Acquisition [Line Items]
Total purchase price		$ 1,221,000
Mid-West Wind Facilities
Net assets acquired, net of cash and cash equivalents
Working capital												(28,630)
Property, plant and equipment												1,141,884
Long-term debt												(789,804)
Asset retirement obligation												(27,053)
Deferred tax liability												(4,566)
Other liabilities												(104,129)
Non-controlling interest (tax equity investors)												(29,141)
Total net assets acquired												158,561
Cash and cash equivalents												15,860
Net assets acquired, net of cash and cash equivalents												142,701
Wind power capacity (megawatt AC) | MWac													600
Mid-West Wind Facilities | Empire Electric System
Business Acquisition [Line Items]
Total purchase price												97,760
Net assets acquired, net of cash and cash equivalents
Tax equity funding												530,880
Debt repaid upon maturity												$ 789,923
Mid-West Wind Facilities | North Fork Ridge Wind Project
Net assets acquired, net of cash and cash equivalents
Tax equity funding															$ 29,446
Altavista Solar Facility
Business Acquisition [Line Items]
Total purchase price						$ 6,735
Net assets acquired, net of cash and cash equivalents
Working capital						870
Property, plant and equipment						138,343
Long-term debt						(122,024)
Asset retirement obligation						(3,332)
Deferred tax liability						(421)
Total net assets acquired						13,436
Cash and cash equivalents						33
Net assets acquired, net of cash and cash equivalents						$ 13,403
Equity interest (percent)						50.00%
Solar power capacity (megawatt ac) | MWac						80
Ownership interest acquired (percent)						50.00%
Maverick Creek and Sugar Creek Wind Facilities
Business Acquisition [Line Items]
Total purchase price							18,641
Net assets acquired, net of cash and cash equivalents
Working capital							(15,557)	$ (15,557)	$ (15,557)	$ (15,557)	$ (15,557)
Property, plant and equipment							1,062,613	1,062,613	1,062,613	1,062,613	1,062,613
Long-term debt							(855,409)	(855,409)	(855,409)	(855,409)	(855,409)
Asset retirement obligation							(23,402)	(23,402)	(23,402)	(23,402)	(23,402)
Deferred tax liability							(337)	(337)	(337)	(337)	(337)
Derivative instruments							7,575	7,575	7,575	7,575	7,575
Total net assets acquired							175,483	175,483	175,483	175,483	175,483
Cash and cash equivalents							4,241	4,241	4,241	4,241	4,241
Net assets acquired, net of cash and cash equivalents							$ 171,242	$ 171,242	$ 171,242	$ 171,242	$ 171,242
Equity interest (percent)							50.00%	50.00%	50.00%	50.00%	50.00%
Number of wind projects										2	2
Ownership interest acquired (percent)							50.00%	50.00%	50.00%	50.00%	50.00%
Investments in joint venture														$ 43,797
Maverick Creek Wind Facility
Net assets acquired, net of cash and cash equivalents
Wind power capacity (megawatt AC) | MWac									492
Tax equity funding							$ 380,829	$ 380,829	$ 380,829	$ 380,829	$ 380,829
Debt repaid upon maturity							570,579
Sugar Creek Wind Facility
Net assets acquired, net of cash and cash equivalents
Wind power capacity (megawatt AC) | MWac									202
Tax equity funding							147,914	$ 147,914	$ 147,914	$ 147,914	$ 147,914
Debt repaid upon maturity							$ 284,829
Ascendant
Business Acquisition [Line Items]
Total purchase price			$ 364,468
Net assets acquired, net of cash and cash equivalents
Working capital			71,948
Property, plant and equipment			417,947
Intangible assets			27,315
Goodwill (note 6)			93,202
Regulatory assets			9,859
Other assets			4,992
Long-term debt			(159,682)
Pension and other post-employment benefits			(58,746)
Derivative instruments			(12,748)
Other liabilities			(29,619)
Total net assets acquired			364,468
Cash and cash equivalents			42,920
Net assets acquired, net of cash and cash equivalents			$ 321,548
Weighted average useful life of assets			29 years
ESSAL
Business Acquisition [Line Items]
Total purchase price				$ 74,111	$ 87,975
Net assets acquired, net of cash and cash equivalents
Working capital				10,575
Property, plant and equipment				238,504
Intangible assets				37,095
Goodwill (note 6)				75,917
Other assets				1,394
Long-term debt				(144,335)
Deferred tax liability				(29,477)
Pension and other post-employment benefits				(2,292)
Other liabilities				(14,881)
Non-controlling interest (tax equity investors)				(84,525)
Total net assets acquired				87,975
Cash and cash equivalents				6,983
Net assets acquired, net of cash and cash equivalents				$ 80,992
Ownership interest acquired (percent)				43.00%	51.00%
Weighted average useful life of assets				40 years
Increase in goodwill				$ 5,535
Cumulative ownership interest acquired (percent)				94.00%
ESSAL | Third Party
Net assets acquired, net of cash and cash equivalents
Non-controlling interest (percent)							0.30%	0.30%	0.30%	0.30%	0.30%
Ownership interest sold (percent)								0.32%
Ownership interest sold							$ 51,750
Ownership interest after transaction (percent)							0.64%	0.64%	0.64%	0.64%	0.64%